December 6, 2017

FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund
FAM Equity-Income Fund
FAM Small Cap Fund

Institutional Shares

Supplement to Statement of Additional Information
Dated May 1, 2017, as supplemented July 17, 2017

The Statement of Additional Information, dated May 1, 2017, as supplemented July 17, 2017, of Fenimore Asset Management Trust (the “SAI”) is hereby amended to reflect the following changes: (1) the appointment of a fund accounting agent and sub-administrator; (2) a change in the Chief Compliance Officer for the Trust; and (3) the appointment of certain additional new officers for the Trust. The following changes have been made to the SAI:

BUSINESS MANAGEMENT SERVICES (Page 6)

Effective as of January 1, 2016, Fenimore also provides certain business management services to the Funds, including the monitoring of the Funds’ relationships with “non-affiliated” third- party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust. For these services Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets. Prior to January 1, 2016, these services were provided by an affiliate of the Advisor. For the fiscal year ended December 31, 2016, the Funds paid Fenimore the following business management fees:

FAM Value Fund	FAM Equity-Income Fund	FAM Small Cap Fund
$301,724	$51,109	$35,247

Effective November 13, 2017, Fenimore retained Ultimus Fund Solutions, LLC, 2 Easton Oval, Suite 300 Columbus, Ohio 43219 to serve as a sub-administrator of the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus Fund Solutions, LLC.

SHAREHOLDER SERVICES AGENT AND FUND ACCOUNTING AGENT (Page 7)

FAM Shareholder Services, Inc. (“FSS”), 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent for the Funds. In its capacity as shareholder services agent, FSS is entitled to receive a fee, on an annual basis, of 0.03% of the average daily net assets of each Fund’s Institutional Shares. For the fiscal year ended December 31, 2016, the Institutional Shares of the Funds paid FSS the following shareholder account services fees:

FAM Value Fund	FAM Equity-Income Fund	FAM Small Cap Fund
$0	$0	$4,296

Effective September 11, 2017, Fenimore became responsible for providing fund accounting services to the Funds or, as applicable, procuring fund accounting services for the Funds, pursuant to the terms of the Fund Accounting Agreements that were previously in effect between the Funds and FSS and which were assigned by FSS to Fenimore as of September 11, 2017. Effective November 13, 2017, Fenimore retained Ultimus Fund Solutions, LLC, 2 Easton Oval, Suite 300 Columbus, Ohio 43219 to serve as a fund accounting agent to provide fund accounting services to the Funds. Pursuant to the terms of each of the Fund Accounting Agreements, Fenimore is entitled to receive a fee, on an annual basis of 0.07% of the average daily net assets of each Fund’s Institutional Shares. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus Fund Solutions, LLC. In its previous capacity as fund accounting agent, FSS was entitled to receive a fee, on an annual basis of 0.07% of the average daily net assets of each Fund’s Institutional Shares. For the fiscal year ended December 31, 2016, the Institutional Shares of the Funds paid FSS the following fund accounting agent fees:

FAM Value Fund	FAM Equity-Income Fund	FAM Small Cap Fund
$0	$0	$17,330

BOARD OF TRUSTEES AND OFFICERS (page 9)

Brian Lutes has been appointed Assistant Treasurer of the Trust. Maggie Bull has been appointed Assistant Secretary of the Trust. Charles Richter has resigned from his position as Chief Compliance Officer and Brandon Kipp has been appointed as the Chief Compliance Officer of the Trust. All references in the SAI to Charles Richter are hereby deleted. Listed below is information about Mr. Lutes, Ms. Bull and Mr. Kipp:

Name, Address and Age	Position(s) Held with Funds and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held During Past 5 Years
Brian Lutes Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Age: 42	Assistant Treasurer	Vice President, Mutual Fund Controller of Fund Accounting of Ultimus Fund Solutions, LLC	N/A	N/A
Maggie Bull Ultimus Fund Solutions, LLC 2 Easton Oval, Suite 300 Columbus, Ohio 43219 Age: 51	Assistant Secretary
Senior Attorney, Ultimus Fund Solutions, LLC (since June 2017); Legal Counsel, Meeder Investment Management, (January 2011 to September 2016); Chief Compliance Officer, Meeder Funds (March 2011 to September 2016)
			N/A	N/A

Name, Address and Age	Position(s) Held with Funds and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held During Past 5 Years
Brandon Kipp Ultimus Fund Solutions, LLC 2 Easton Oval, Suite 300 Columbus, Ohio 43219 Age: 34	Chief Compliance Officer
 Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017); Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).
		N/A	N/A

Please retain this Supplement for future reference.

December 6, 2017

FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund
FAM Equity-Income Fund
FAM Small Cap Fund

Investor Shares

Supplement to Statement of Additional Information
Dated May 1, 2017, as supplemented July 17, 2017

The Statement of Additional Information, dated May 1, 2017, as supplemented July 17, 2017, of Fenimore Asset Management Trust (the “SAI”) is hereby amended to reflect the following changes: (1) the appointment of a fund accounting agent and sub-administrator; (2) a change in the Chief Compliance Officer for the Trust; and (3) the appointment of certain additional new officers for the Trust. The following changes have been made to the SAI:

BUSINESS MANAGEMENT SERVICES (Page 6)

Effective as of January 1, 2016, Fenimore also provides certain business management services to the Funds, including the monitoring of the Funds’ relationships with “non-affiliated” third- party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust. For these services Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets. Prior to January 1, 2016, these services were provided by an affiliate of the Advisor. For the fiscal year ended December 31, 2016, the Funds paid Fenimore the following business management fees:

FAM Value Fund	FAM Equity-Income Fund	FAM Small Cap Fund
$301,724	$51,109	$35,247

Effective November 13, 2017, Fenimore retained Ultimus Fund Solutions, LLC, 2 Easton Oval, Suite 300 Columbus, Ohio 43219 to serve as a sub-administrator of the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus Fund Solutions, LLC.

SHAREHOLDER SERVICES AGENT AND FUND ACCOUNTING AGENT (Page 7)

FAM Shareholder Services, Inc. (“FSS”), 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent for the Funds. In its capacity as shareholder services agent, FSS is entitled to receive a fee, on an annual basis, of 0.11% of the average daily net assets of each Fund’s Investor Shares. For the fiscal year ended December 31, 2016, the Investor Shares of the Funds paid FSS the following shareholder account services fees:

FAM Value Fund	FAM Equity-Income Fund	FAM Small Cap Fund
$526,203	$79,595	$100,257

Effective September 11, 2017, Fenimore became responsible for providing fund accounting services to the Funds or, as applicable, procuring fund accounting services for the Funds, pursuant to the terms of the Fund Accounting Agreements that were previously in effect between the Funds and FSS and which were assigned by FSS to Fenimore as of September 11, 2017. Effective November 13, 2017, Fenimore retained Ultimus Fund Solutions, LLC, 2 Easton Oval, Suite 300 Columbus, Ohio 43219 to serve as a fund accounting agent to provide fund accounting services to the Funds. Pursuant to the terms of each of the Fund Accounting Agreements, Fenimore is entitled to receive a fee, on an annual basis of 0.07% of the average daily net assets of each Fund’s Investor Shares. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus Fund Solutions, LLC. In its previous capacity as fund accounting agent, FSS was entitled to receive a fee, on an annual basis of 0.07% of the average daily net assets of each Fund’s Investor Shares. For the fiscal year ended December 31, 2016, the Investor Shares of the Funds paid FSS the following fund accounting agent fees:

FAM Value Fund	FAM Equity-Income Fund	FAM Small Cap Fund
$704,026	$119,255	$64,914

BOARD OF TRUSTEES AND OFFICERS (page 9)

Brian Lutes has been appointed Assistant Treasurer of the Trust. Maggie Bull has been appointed Assistant Secretary of the Trust. Charles Richter has resigned from his position as Chief Compliance Officer and Brandon Kipp has been appointed as the Chief Compliance Officer of the Trust. All references in the SAI to Charles Richter are hereby deleted. Listed below is information about Mr. Lutes, Ms. Bull and Mr. Kipp:

Name, Address and Age	Position(s) Held with Funds and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held During Past 5 Years
Brian Lutes Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Age: 42	Assistant Treasurer	Vice President, Mutual Fund Controller of Fund Accounting of Ultimus Fund Solutions, LLC	N/A	N/A
Maggie Bull Ultimus Fund Solutions, LLC 2 Easton Oval, Suite 300 Columbus, Ohio 43219 Age: 51	Assistant Secretary
Senior Attorney, Ultimus Fund Solutions, LLC (since June 2017); Legal Counsel, Meeder Investment Management, (January 2011 to September 2016); Chief Compliance Officer, Meeder Funds (March 2011 to September 2016)
			N/A	N/A

Name, Address and Age	Position(s) Held with Funds and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held During Past 5 Years
Brandon Kipp Ultimus Fund Solutions, LLC 2 Easton Oval, Suite 300 Columbus, Ohio 43219 Age: 34	Chief Compliance Officer
 Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017); Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).
		N/A	N/A

Please retain this Supplement for future reference.